Valuation and Qualifying Accounts and Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Reserves
Our valuation and qualifying accounts and reserves for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Balance at Beginning of Period	Charged to Consolidated Statements of operations	Charged to Other Accounts	Deductions/Other	Balance at End of Period
	(Millions)
December 31, 2013
Environmental	$2	$1	$—	$(1)	$2
Other (a)	1	—	—	—	1
	$3	$1	$—	$(1)	$3
December 31, 2012
Environmental	$3	$—	$—	$(1)	$2
Other (a)	1	—	—	—	1
	$4	$—	$—	$(1)	$3
December 31, 2011
Environmental	$3	$—	$—	$—	$3
Litigation	1	—	—	(1)	—
Other (a)	—	1	—	—	1
	$4	$1	$—	$(1)	$4

(a)
Principally consists of allowance for doubtful accounts, reserves against other long-term assets, which are included in other long-term assets, and other contingency liabilities, which are included in other current liabilities.